Class K [Member] Expense Example - Class K - BLACKROCK ADVANTAGE INTERNATIONAL FUND - Class K	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	$ 657